Subsequent Events (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 07, 2025 HKD ($) shares	Dec. 31, 2023 CNY (¥)	Apr. 07, 2025 $ / shares
Subsequent Events
Total offering consideration | ¥		¥ 20,962,289
Subsequent event | Class A Ordinary Shares
Subsequent Events
Issuance of ordinary shares (in shares) | shares	136,800,000
Offering price (in dollars per share) | $ / shares			$ 29.46
Total offering consideration | $	$ 4,030.1